Investments	3 Months Ended
Mar. 31, 2026
Investments [Abstract]
Disclosure of investments accounted for using equity method [text block]
18 INVESTMENTS
18.1 Investments breakdown

	03/31/2026	12/31/2025

Investments in associates and joint ventures	240,350	264,312
Goodwill	29,384	29,384
Other investments evaluated at fair value through other comprehensive income (1)	864,524	901,181
	1,134,258	1,194,877

Investments	1,134,258	1,194,877
	1,134,258	1,194,877
(1) It includes the fair value measurement of Lenzing Aktiengesellschaft. As of March 31, 2026, the carrying amount of the investment was R$831,600 (R$865,986 as of December 31, 2025).

18.2 Investments in associates and joint ventures

Information of investees as at				Company Participation
			03/31/2026	Carrying amount		In the income (expenses) for the period
	Equity	Income (expenses) of the period	Participation equity (%)	03/31/2026	12/31/2025	03/31/2026	03/31/2025
Associate
Foreign
Ensyn Corporation (3)							(3,091)
Spinnova Plc. (1)	183,627	(88,538)	18.76%	34,449	54,391	(16,610)	(9,161)
Simplifyber, Inc.	43,498	(6,460)	15.52%	6,750	7,973	(1,004)
Allotrope Energy Ltd	2,636		19.72%	520	556
				41,719	62,920	(17,614)	(12,252)
Joint ventures
Domestic (Brazil)
Biomas - Serviços Ambientais, Restauração e Carbono Ltda.	13,813	(9,865)	16.66%	2,302	3,945	(1,644)	(1,449)
Ibema Companhia Brasileira de Papel	393,445	(2,231)	49.90%	196,329	197,442	(1,114)	3,551
Foreign
Woodspin Oy (2)							(6,927)
				198,631	201,387	(2,758)	(4,825)

Other investments evaluated at fair value through other comprehensive income
Bem Agro Integração e Desenvolvimento S.A.			4.58%	3,396	3,581
Celluforce Inc.			8.28%	24,178	25,975
Nfinite Nanotechnology Inc.			5.40%	5,350	5,639
Lenzing Aktiengesellschaft			15.00%	831,600	865,986
				864,524	901,181

Goodwill (2)(3)				29,384	29,389
				29,384	29,389

				1,134,258	1,194,877	(20,372)	(17,077)
(1)The average share price quoted on the Nasdaq First North Growth Market (NFNGM) was EUR0.42 on March 31, 2026 and EUR0.46 on December 31, 2025.
(2)In August 2025, the Company completed the sale of its entire equity interest in Woodspin Oy and Suzano Finland Oy to Spinnova Plc for the symbolic amount of 1 euro each. For the year ended December 31, 2025, as a result of this transaction, the following accounting effects were recognized, which significantly impacted the equity pickup line: R$ (117,447) related to the impairment of the investment, R$ (28,679) related to the obligation to make an additional capital contribution, and R$ 15,636 related to the realization of other comprehensive income of the joint venture Woodspin Oy; R$ (63,634) related to the write-off of goodwill of the associate Spinnova Plc; and R$ (88,871) related to the impairment of the investment in the subsidiary Suzano Finland Oy.
(3)In November 2025, the Company sold its entire equity interest in Ensyn Corporation, liquidated F&E Technologies LLC, and recognized impairment of the investment in F&E Tecnologia do Brasil S.A., both related to the same technology developed by Ensyn. As of December 31, 2025, as a result of this transaction, the following accounting effects were recognized, which impacted the equity pickup line: (i) R$ (160,462) related to the write-off of Ensyn goodwill; R$ 371 related to the recognition of the provision for losses on investments; and R$$9,896 related to the reclassification of other comprehensive income.